ACQUISITIONS AND DISPOSITIONS (Details) $ in Millions, $ in Millions						12 Months Ended
	Oct. 04, 2023 CAD ($)	Oct. 04, 2023 USD ($)	Jun. 14, 2023 USD ($) MWh	Mar. 15, 2023 USD ($) MWh	Nov. 30, 2021 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Business Acquisition [Line Items]
Sale of equity, noncontrolling interest	$ 9,500	$ 6,900
Net gain/(loss) on assets sold/held for sale						$ 0	$ 0	$ 30
Disposal group, disposed of by sale, not discontinued operations | Northern Courier
Business Acquisition [Line Items]
Ownership interest sold					15.00%
Sale consideration					$ 35
Net gain/(loss) on assets sold/held for sale					13
Gain (loss) on sale, net of tax					$ 19
Columbia Gas and Columbia Gulf
Business Acquisition [Line Items]
Consideration received as a reduction to additional paid in capital	$ 3,500	$ 3,000
Texas Wind Farms
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Fluvanna Wind Farm
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired				100.00%
Acquisitions, net of cash acquired (Note 31)				$ 99
Business acquisition, energy measure | MWh				155
Blue Cloud Wind Farm
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Acquisitions, net of cash acquired (Note 31)			$ 125
Business acquisition, energy measure | MWh			148
Columbia Gas and Columbia Gulf
Business Acquisition [Line Items]
Equity interest percentage	40.00%	40.00%
Proceeds from sale of equity	$ 5,300	$ 3,900
TCPL | Texas Wind Farms
Business Acquisition [Line Items]
Noncontrolling interest acquired			100.00%